TAXATION	12 Months Ended
Dec. 31, 2015
TAXATION
TAXATION

11. TAXATION

(a) Transition from PRC business tax to PRC VAT

The VAT Pilot Program for transition from business tax to VAT for certain service revenues was launched in Shanghai on January 1, 2012. Since August 1, 2012, the VAT Pilot Program was expanded to and completed in other regions, including Beijing, Tianjin, Jiangsu, Zhejiang, Anhui, Fujian, Hubei, Guangdong, Xiamen and Shenzhen, and the VAT Pilot Program was further expanded to nationwide as of August 1, 2013. Prior to the VAT Pilot Program, the Company and its subsidiaries were subject to 5% business tax for revenues from car rental services and designated driving services. After the launch of the VAT Pilot Program, the Company is subject to 17% VAT for revenues from car rental services, 11% VAT for the revenues from designated driving services and 6% VAT for qualified management services, respectively. Furthermore, a 3% simplified VAT rate is applied for car rental services in Shanghai and Beijing if the rental car was purchased and registered with local tax authorities in Shanghai before January 1, 2012 and in Beijing before September 1, 2012.

The qualified VAT input credits generated from purchases of vehicles and other property and equipment can be deducted against VAT payable relating to taxable revenues.

(b) Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. Operations in Hong Kong have incurred net accumulated operating losses for income tax purposes and no income tax provisions are recorded for the periods presented.

PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FlEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Company did not record any dividend withholding taxes, and the company has not provided any other taxes in relation to outside basis differences, as it has no retained earnings for any of the periods presented.

With the exception of two, seven and six operating entities in the PRC which incurred income tax expenses for the years ended December 31, 2013, 2014 and 2015, respectively, the Company has not incurred any PRC income taxes for those periods.

In accordance with PRC tax regulations, the Company provided RMB83,103,026 (US$13,587,500) of income tax expense for the gain realized from the disposal of a cost method investment in 2015. The gain (Note 5) arose from the indirect sale of an investment in Xiaoju Kuaizhi Inc., a PRC tax resident enterprise when Eagle Legend Global Limited transferred equity of its wholly-owned subsidiary, Elite Plus. According to Circular 7 issued by the State Administration of Taxation of the PRC on February 3, 2015, if a non-PRC resident enterprise (such as the Company) indirectly transfers PRC taxable properties without a reasonable business purpose, including equity investments in a PRC tax resident enterprise, by disposing of an equity interest held in an overseas holding company, which is the means through which the Company’s transaction was implemented, such indirect transfer should be deemed as a direct transfer of PRC taxable properties and gains derived from such indirect transfer may be subject to the PRC withholding tax at a rate of up to 10%. As Circular 7 was promulgated recently, it is not clear how it will be implemented; however, the Company’s disposal transaction appears to qualify as a taxable event under the circular. In light of this uncertainty, the Company accrued for withholding tax at the statutory rate of 10% on the realized gain. The Company is communicating with the tax authority regarding the ultimate tax treatment.

Pre-tax income (loss)

The following table sets forth the components of pre-tax income (loss):

	For the years ended December 31,
	2013	2014	2015
Pre-tax income (loss) from domestic (PRC) entities	(119,224,998)	(75,910,255)	5,669,944
Pre-tax income (loss) from foreign (non-PRC) entities	(31,760,887)	(15,323,525)	778,156,851

Total pre-tax income (loss)	(150,985,885)	(91,233,780)	783,826,795

During the year ended December 31, 2015, the Company’s pre-tax income attributable to non-PRC entities increased as a result of the sale of its investment in Xiaoju Kuaizhi Inc., which was held in an offshore subsidiary, as discussed in the foregoing paragraph.

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) during the years ended December 31, 2013, 2014 and 2015 are as follows:

	For the years ended December 31,
	2013	2014	2015
Current income tax expense
Domestic (PRC) entities	1,228,145	1,911,657	1,408,703
Foreign (non-PRC) entities	—	—	—

Total	1,228,145	1,911,657	1,408,703

Deferred income tax expense
Domestic (PRC) entities	—	—	—
Foreign (non-PRC) entities	—	—	—

Total	—	—	—

Income tax expense (excluding withholding tax)
Domestic (PRC) entities	1,228,145	1,911,657	1,408,703

Withholding tax
Foreign (non-PRC) entities	—	—	86,079,287

Total income tax expense	1,228,145	1,911,657	87,487,990

Reconciliation of the differences between statutory tax rate and the effective tax rate

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the Years Ended December 31,
	2013	2014	2015
Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(5.0)%	(4.0)%	(26.0)%
Withholding tax on sale of cost method investment	—	—	10.6%
Permanent differences	(6.8)%	1.9%	0.1%
Change in valuation allowance	(14.0)%	(25.0)%	1.1%
Other	—	—	0.4%

Effective tax rate	(0.8)%	(2.1)%	11.2%

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2014	2015
Current
Deferred tax assets:
Accrued payroll and other expenses	13,204,105	—
Allowance for doubtful accounts	1,492,412	1,902,811
Others	—	19,857
Less: valuation allowance	(14,696,517)	(1,922,668)

Total current deferred tax assets, net	—	—

Non-current
Deferred tax assets:
Net operating loss carry forwards	61,470,932	80,068,514
Temporary difference on property and equipment	13,529,678	7,747,308
Less: valuation allowance	(75,000,610)	(87,815,822)

Total non-current deferred tax assets, net	—	—

Total deferred tax assets, net	—	—

Movement of valuation allowance

	As of December 31,
	2013	2014	2015
Current
Balance at beginning of the year	10,467,945	13,814,868	14,696,517
Additions in current year	3,346,923	881,649	430,256
Reversals in current year	—	—	(13,204,105)

Balance at the end of the year	13,814,868	14,696,517	1,922,668

Non-current
Balance at beginning of the year	34,073,011	52,333,898	75,000,610
Additions in current year	18,260,887	22,666,712	24,944,528
Reversals in current year	—	—	(12,006,661)
Expirations in current year	—	—	(122,655)

Balance at the end of the year	52,333,898	75,000,610	87,815,822

As of December 31, 2015, the Company had net operating loss carry forwards of approximately RMB300,376,325, of which substantially all arose from its PRC subsidiaries. The carry forward period for net operating losses under the EIT law is five years for the PRC subsidiaries. The net operating loss carry forwards will expire in varying amounts between 2016 to 2020 if not utilized. Other than the expiration, there are no other limitations or restrictions upon the Company’s ability to use these operating loss carry forwards.

A valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future or before their expiration. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Company has accumulated net operating losses for income tax purposes since its inception. The Company believes that it is more likely than not that these accumulated net operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Company has provided full valuation allowances for the deferred tax assets as of December 31, 2014 and 2015.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2014 and 2015, the Company did not have any significant uncertain tax positions leading to liabilities for unrecognized tax benefits.  Interest and penalties related to uncertain tax positions, if any, are included in provision for income taxes.

As of December 31, 2015, the Company’s PRC entities’ tax returns generally remain open to examination for periods from 2010 forward. During the periods presented, there were no tax authority examinations resulting in significant changes to the Company’s tax returns or tax positions.